UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.47% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

California (96.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39 (Prerefunded 8/1/19)	AA	$14,000,000	$15,035,160
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	2,045,000	2,283,590
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	700,000	756,924
(O'Connor Woods), 5.00%, 1/1/33	AA-	2,300,000	2,611,949

ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds (Windemere Ranch Infrastrucure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	420,000	500,094
5.00%, 9/2/33	AA	745,000	891,266
5.00%, 9/2/32	AA	350,000	420,368
5.00%, 9/2/30	AA	2,085,000	2,531,961

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,126,320
5.00%, 4/1/32	AA-	3,000,000	3,410,640

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5.00%, 12/1/34	Aa1	4,960,000	5,693,138

Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, 5.00%, 10/1/37	BBB+	1,750,000	2,020,288
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	527,441
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	350,243
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,511,060

Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds, Ser. B
5.00%, 10/1/36	Aa3	1,400,000	1,576,848
5.00%, 10/1/35	Aa3	2,000,000	2,255,800

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5.375%, 10/1/36 (Prerefunded 4/1/21)	Aa3	3,000,000	3,354,570
Ser. A, 5.00%, 5/1/46	AA-	2,500,000	2,876,250
Ser. A, 5.00%, 5/1/39	AA-	1,000,000	1,156,850

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,937,899
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	16,362,137
(San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/33	AA-	14,050,000	15,534,945

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6.50%, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	103,784
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	11,229,120
(Stanford Hosp.), Ser. A-2, 5.25%, 11/15/40	Aa3	1,000,000	1,147,250
(Scripps Hlth.), Ser. A, 5.00%, 11/15/40	AA	1,500,000	1,695,885
(Cedars Sinai Med. Ctr.), 5.00%, 8/15/39 (Prerefunded 8/15/19)	Aa3	5,400,000	5,701,590
(Scripps Hlth.), Ser. A, 5.00%, 11/15/32	AA	1,000,000	1,134,250
(Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,869,356

CA Muni. Fin. Auth. Rev. Bonds
(Biola U.), 5.80%, 10/1/28 (Prerefunded 10/1/18)	Baa1	220,000	227,106
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,663,020
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	345,771
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A-	3,400,000	3,893,170
(Biola U., Inc.), 5.00%, 10/1/39	Baa1	1,000,000	1,171,550
(Biola U., Inc.), 5.00%, 10/1/37	Baa1	500,000	590,415
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	298,775
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A-	1,000,000	1,153,590
(Biola U., Inc.), 5.00%, 10/1/36	Baa1	1,250,000	1,481,888
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A-	1,800,000	2,081,088
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	534,501
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	181,197
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	938,513
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	311,218

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6.125%, 5/15/39 (Prerefunded 5/15/19)	AA-	3,000,000	3,189,060

CA Pub. Fin. Auth. Rev. Bonds (Henry Mayo Newhall Memorial Hosp.), 5.00%, 10/15/37	BBB-	1,000,000	1,134,370

CA School Fac. Fin. Auth. Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,597,739

CA School Fac. Fin. Auth. 144A Rev. Bonds (Alliance College-Ready Pub. Schools), Ser. A
5.00%, 7/1/36	BBB	1,250,000	1,400,388
5.00%, 7/1/31	BBB	1,830,000	2,104,592

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,000,000	1,128,320

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	20,000,000	21,250,778
5.75%, 4/1/31	Aa3	10,000,000	10,515,400
5.00%, 10/1/44	Aa3	13,905,000	16,304,030
5.00%, 12/1/43	Aa3	1,500,000	1,731,585
5.00%, 11/1/43	Aa3	4,145,000	4,776,449
5.00%, 11/1/37	Aa3	13,650,000	16,580,246
5.00%, 8/1/37	Aa3	6,930,000	8,260,006
5.00%, 4/1/37	Aa3	2,000,000	2,281,200
5.00%, 8/1/36	Aa3	6,280,000	7,501,272
4.00%, 11/1/32	Aa3	5,000,000	5,566,800
4.00%, 8/1/31	Aa3	7,400,000	8,227,912

CA State VRDN, 1.68%, 5/1/33	VMIG1	4,100,000	4,100,000

CA State Charter School Fin. Auth. 144A Rev. Bonds (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,596,750
5.00%, 6/1/47	Baa3	1,000,000	1,113,420

CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20) (Central Valley Wtr. Syst.), Ser. AU, 1.93%, 12/1/35	AAA	8,000,000	7,969,680

CA State Edl. Fac. Auth. Rev. Bonds
(CA Lutheran U.), 5.75%, 10/1/38	Baa1	5,000,000	5,161,900
(Pacific U.), 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	107,051
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,156,024
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	69,583
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,518,263
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,340,268
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	3,109,842
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,354,060
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	487,127
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,151,460
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,854,750
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,322,380
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,775,310
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	686,886
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	496,115
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	569,285
(Occidental College), 5.00%, 10/1/35	Aa3	500,000	582,520
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,127,110
(Occidental College), 5.00%, 10/1/34	Aa3	960,000	1,123,574
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,319,491
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	260,542

CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Lucile Salter Packard Children's Hosp. at Stanford), Ser. A, 5.00%, 11/15/56	A1	3,000,000	3,534,300
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,682,120
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,454,800
(Cedars Sinai Med. Ctr.), Ser. B, 5.00%, 8/15/35	Aa3	5,000,000	5,943,350
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/30	Aa3	1,550,000	1,862,821
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/29	Aa3	800,000	961,112
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,074,780

CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (6/1/22) (Pacific Gas & Elec. Co.), Ser. F, 1.75%, 11/1/26	A2	2,000,000	1,977,300

CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5.00%, 11/1/41	Aa2	1,000,000	1,136,510
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,385,200
(CA Science Ctr. Phase II), 5.00%, 5/1/31	A	1,000,000	1,196,030
(Indpt. Syst. Operator Corp.), 5.00%, 2/1/30	A1	7,000,000	7,976,430
(Segerstrom Ctr. for the Arts), 5.00%, 1/1/25	A-	3,000,000	3,573,930

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	701,220
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,114,940
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	803,690

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,802,535
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	7,000,000	7,599,900
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,534,715

CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,343,920

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Ed. - Riverside Campus), Ser. B, 6.00%, 4/1/26 (Prerefunded 4/1/19)	Aaa	2,625,000	2,774,048
Ser. G-1, 5.75%, 10/1/30 (Prerefunded 10/1/19)	Aaa	9,000,000	9,654,300
Ser. B, 5.00%, 10/1/39	A1	1,500,000	1,720,335
(Various Cap.), Ser. I, 5.00%, 11/1/38	A1	1,880,000	2,146,490
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	3,670,000	3,837,609

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,404,900

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/45	Aa2	7,305,000	8,603,975
(Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	5,000,000	5,913,700
Ser. A, 5.00%, 11/1/38	Aa2	2,250,000	2,663,393
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	12,188,608

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	BBB+/F	6,000,000	6,554,400
(Sutter Hlth.), Ser. A, 6.00%, 8/15/42	Aa3	5,000,000	5,562,850
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	950,000	1,013,622
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,080,770
(Sutter Hlth.), Ser. B, 5.25%, 11/15/48 (Prerefunded 5/15/18)	Aa3	2,000,000	2,028,240
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	300,000	322,011
(John Muir Hlth.), Ser. A, 5.00%, 8/15/51	A1	1,000,000	1,142,850
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,306,780
(John Muir Hlth.), Ser. A, 5.00%, 8/15/46	A1	1,365,000	1,565,559
(American Baptist Homes of the West), 5.00%, 10/1/45	BBB+/F	2,550,000	2,814,665
AGM, 5.00%, 11/15/44	AA	5,195,000	5,914,715
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,190,000	1,281,368
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,569,930
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	430,825
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,210,350
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,853,293
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	664,812
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	368,531
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	2,685,000	2,925,683
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,708,314
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	375,000	333,364

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	4,500,000	4,797,225
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,690,112
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	807,847

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa2	1,860,000	1,861,786

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa1	2,250,000	2,100,038

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA+	10,000,000	7,756,600

Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,458,600

Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	541,191
zero %, 8/1/39	AA	1,075,000	472,549
zero %, 8/1/38	AA	1,000,000	459,120
zero %, 8/1/36	AA	545,000	272,238
zero %, 8/1/34	AA	715,000	388,352
zero %, 8/1/33	AA	250,000	141,623

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5.00%, 8/1/39	Aa2	9,275,000	10,728,022

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5.875%, 2/15/34	Aa2	2,600,000	2,757,820
Ser. D, 5.875%, 1/1/34	Aa2	5,000,000	5,303,500

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	BBB+	740,000	852,687
5.50%, 9/1/29	BBB+	2,165,000	2,500,856

Clovis, Unified School Dist. G.O. Bonds (Election 2012), Ser. D, 5.00%, 8/1/37	Aa2	3,000,000	3,494,520

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5.00%, 8/1/38	Aa1	7,000,000	8,019,480
NATL, zero %, 8/1/22	Aa1	1,280,000	1,171,200
NATL, zero %, 8/1/21	Aa1	4,500,000	4,213,080

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	11,080,000	9,410,022

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	A-	585,000	657,792
Ser. A, 5.00%, 9/1/32	A-	1,125,000	1,271,936
(Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	275,000	314,823

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1), 5.00%, 9/1/28	A-	1,590,000	1,820,248

Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,187,450

Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,245,201

El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,623,630

Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 9/1/34	AA	500,000	575,585
5.00%, 9/1/33	AA	385,000	444,221
5.00%, 9/1/32	AA	450,000	521,316
5.00%, 9/1/31	AA	590,000	686,654
5.00%, 9/1/30	AA	815,000	950,706

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,250,158

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5.00%, 9/1/34	BBB/P	1,000,000	1,110,970
5.00%, 9/1/31	BBB/P	880,000	986,647

Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds (Toll Road), Ser. B-1, 3.95%, 1/15/53	Baa3	7,000,000	7,049,770

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	Baa3	8,000,000	9,416,800

Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5.00%, 9/1/32	A-	1,000,000	1,108,390

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/45	A1	14,000,000	16,088,520
Ser. A, 5.00%, 6/1/40	A1	16,940,000	19,565,361
Ser. A, 5.00%, 6/1/33	A1	4,355,000	5,113,031
Ser. A-1, 5.00%, 6/1/33	B+	7,845,000	7,845,157
Ser. A-1, 5.00%, 6/1/27	BBB	2,000,000	2,367,220
Ser. A-1, 5.00%, 6/1/26	BBB+	1,100,000	1,291,917
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	10,356,960

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5.25%, 8/1/38	Aa2	4,000,000	4,641,600

Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,633,485
zero %, 8/1/36	Aa2	4,750,000	2,346,263
zero %, 8/1/35	Aa2	1,000,000	520,170

Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,231,527

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 5.125%, 11/1/38 (Prerefunded 11/1/18)	AA-	365,000	376,206
Ser. C, 5.00%, 11/1/37	AA-	1,500,000	1,763,040
Ser. C, 5.00%, 11/1/36	AA-	1,460,000	1,732,830

Inglewood, Redev. Agcy. Successor Tax Allocation Bonds (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	293,968
5.00%, 5/1/34	AA	500,000	591,085

Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,612,235

Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,100,240
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,577,500

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	BBB+	705,000	781,013
(Dist No. 12-1), 5.00%, 9/2/23	BBB+	1,000,000	1,122,970

Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	227,214
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,136,070
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	455,488
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,138,720
BAM, 5.00%, 9/1/38	AA	2,500,000	2,840,650

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A-	600,000	689,112
5.00%, 9/1/32	A-	2,475,000	2,849,146

Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,678,125

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	682,701

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,236,075
5.00%, 9/1/31	BB+/P	1,045,000	1,177,015

Las Virgenes, Unified School Dist. G.O. Bonds, AGM, zero %, 11/1/23	Aa1	1,395,000	1,239,374

Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,115,870

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A3	5,000,000	6,235,850
(Aquarium of the Pacific), 5.00%, 11/1/30	A1	1,000,000	1,115,080

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5.00%, 8/1/39 (Prerefunded 8/1/22)	Aa2	5,000,000	5,692,900
zero %, 8/1/34	Aa2	1,500,000	876,120
zero %, 8/1/33	Aa2	625,000	385,269

Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,362,060
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,918,700

Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	468,090

Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	Aa2	1,000,000	1,141,390

Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	Aa2	3,000,000	3,463,080

Los Angeles, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. A, U.S. Govt. Coll., 6.00%, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	9,637,830
Ser. G, 4.00%, 8/1/34	Aa1	2,610,000	2,839,445

Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5.00%, 9/1/31	BBB+	1,500,000	1,711,935
5.00%, 9/1/30	BBB+	1,500,000	1,717,845
5.00%, 9/1/29	BBB+	1,500,000	1,728,735

Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. A, 5.00%, 5/15/47	AA-	10,000,000	11,801,300
Ser. D, 5.00%, 5/15/41	AA	4,000,000	4,628,080
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,342,550
(Los Angeles Intl. Arpt.), Ser. D, 5.00%, 5/15/40	AA	11,500,000	12,287,865
Ser. D, 5.00%, 5/15/36	AA	1,375,000	1,595,894
(Los Angeles Intl. Arpt.), Ser. B, 5.00%, 5/15/32	AA-	1,000,000	1,147,530
(Los Angeles Intl. Arpt.), 5.00%, 5/15/29	AA	4,225,000	4,862,215
Ser. A, 4.00%, 5/15/34	AA-	1,155,000	1,236,335

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5.00%, 7/1/44	Aa2	5,000,000	5,767,700
(Pwr. Syst.), Ser. B, 5.00%, 7/1/43	Aa2	1,500,000	1,718,340

Los Angeles, Harbor Dept. Rev. Bonds
FNMA Coll., FHLMC Coll., 7.60%, 10/1/18 (Escrowed to maturity)	AA+	2,635,000	2,756,078
(Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,382,578

Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,776,148

Los Angeles, Unified School Dist. G.O. Bonds
(Election 2008), Ser. A, 5.00%, 7/1/40	Aa2	2,000,000	2,329,380
Ser. D, 5.00%, 1/1/34	Aa2	3,865,000	4,058,868

Los Angeles, Waste Wtr. Syst. Rev. Bonds (Green Bond), Ser. C, 5.00%, 6/1/45	AA+	2,500,000	2,944,425

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	8,813,640

Merced, City School Dist. G.O. Bonds (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,082,155

Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,615,281
zero %, 8/1/39	AA	5,005,000	1,986,034

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5.75%, 8/10/18	AAA	5,100,000	5,220,615

Modesto, Irrigation Dist. Elec. Rev. Bonds
5.00%, 10/1/34	A+	500,000	592,440
5.00%, 10/1/32	A+	1,340,000	1,603,940
Ser. A, AGM, 5.00%, 7/1/32	AA	800,000	914,440
5.00%, 10/1/31	A+	780,000	939,081
Ser. A, AGM, 5.00%, 7/1/31	AA	1,600,000	1,836,016

Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,172,928

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5.00%, 8/1/34	Aa1	2,000,000	2,299,200

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,329,780

Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	BBB-	1,000,000	1,099,140

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	4,002
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	1,825,000	1,500,789

Norco, Special Tax Bonds (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	787,690
5.00%, 9/1/30	AA	2,190,000	2,643,505

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,703,715

Oakland, G.O. Bonds, Ser. A, 5.00%, 1/15/35	Aa2	2,000,000	2,336,880

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
(Election of 2006), Ser. A, 6.125%, 8/1/29 (Prerefunded 8/1/19)	Aa3	4,000,000	4,284,720
Ser. A, 5.00%, 8/1/40	Aa3	4,000,000	4,617,680
Ser. C, 5.00%, 8/1/38	Aa3	3,235,000	3,859,193
Ser. C, 5.00%, 8/1/37	Aa3	8,520,000	10,187,790
Ser. A, 5.00%, 8/1/35	Aa3	1,000,000	1,167,830

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	BBB	1,750,000	1,922,078
5.00%, 8/15/32	BBB	1,000,000	1,099,790

Orange Cnty., Sanitation Dist. Waste Wtr. Rev. Bonds, Ser. A, 5.00%, 2/1/37	AAA	3,190,000	3,717,179

Orange Cnty., Wtr. Dist. Rev. Bonds, Ser. A, 4.00%, 8/15/41	AAA	2,240,000	2,441,712

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM
5.00%, 10/1/30	AA	350,000	425,033
5.00%, 10/1/29	AA	825,000	1,009,520
5.00%, 10/1/27	AA	600,000	744,354

Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5.00%, 8/1/34	Aa3	1,000,000	1,168,580
5.00%, 8/1/32	Aa3	2,000,000	2,361,340

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.75%, 9/1/39 (Prerefunded 9/1/19)	AA-	6,000,000	6,411,540
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,064,510
NATL, 5.25%, 9/1/32	AA-	1,000,000	1,240,190
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,606,046

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	8,141,809

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5.00%, 9/15/32	BBB	495,000	549,504
5.00%, 9/15/28	BBB	1,105,000	1,242,738

Pub. Fin. Auth. Rev. Bonds (Sharp Healthcare), Ser. A
5.00%, 8/1/47	AA	3,750,000	4,499,138
4.00%, 8/1/47	AA	5,000,000	5,373,400

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,377,388
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	460,228

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	2,240,000	2,476,342

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	2,910,618

Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,334,220

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4.75%, 11/1/36	A3	1,380,000	1,380,828

Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,349,413

Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	A	1,990,000	1,869,864
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	430,662
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	496,105
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	757,160
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	230,714
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	279,664
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	A	1,010,000	952,885

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB-	750,000	845,498

Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,914,820

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A	1,340,000	1,094,378

Romoland, School Dist. Special Tax Bonds (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,136,950

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,409,900
5.00%, 9/1/33	BBB-/P	1,000,000	1,137,410

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, Ser. A
5.00%, 2/1/34	AA-	200,000	239,660
5.00%, 2/1/33	AA-	250,000	300,248
5.00%, 2/1/32	AA-	350,000	423,192
5.00%, 2/1/30	AA-	125,000	153,195
5.00%, 2/1/29	AA-	100,000	122,648
5.00%, 2/1/28	AA-	150,000	185,501

Sacramento Cnty., Arpt. Syst. Rev. Bonds, Ser. A, AGM
5.00%, 7/1/28	AA	1,500,000	1,526,070
5.00%, 7/1/26	AA	5,000,000	5,089,150
5.00%, 7/1/25	AA	3,990,000	4,060,344

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A3	10,000,000	8,609,000
zero %, 12/1/22	A3	7,500,000	6,632,100

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, U.S. Govt. Coll., 5.00%, 8/15/28 (Prerefunded 8/15/21)	AAA/P	420,000	468,409

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,927,144

San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,799,750

San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. D, 5.00%, 8/1/45	Aa2	1,500,000	1,732,740
Ser. B, 4.00%, 8/1/34	Aa2	10,000,000	11,010,700

San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,042,328

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,283,880

San Diego Cnty., Regl. Trans. Comm. Rev. Bonds, Ser. A, 5.00%, 4/1/48	AAA	14,330,000	16,936,770

San Diego Cnty., Wtr. Auth. Rev. Bonds, Ser. B
5.00%, 5/1/38	AAA	10,000,000	12,001,800
5.00%, 5/1/36	AAA	5,000,000	6,042,950
5.00%, 5/1/35	AAA	4,000,000	4,847,880

San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A
5.00%, 7/1/42	A	3,000,000	3,580,020
5.00%, 7/1/38	A	1,000,000	1,197,050

San Diego, Cmnty College Dist. G.O. Bonds
5.00%, 8/1/41	Aaa	1,500,000	1,791,705
4.00%, 8/1/41	Aaa	2,345,000	2,545,169

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5.25%, 3/1/40	Aa3	1,000,000	1,083,520
Ser. A, 5.25%, 9/1/35	Aa3	1,500,000	1,629,345
Ser. A, 5.25%, 3/1/25	Aa3	6,065,000	6,626,073
(Cap. Impt.), Ser. A, 5.00%, 10/15/35	AA-	500,000	584,430
(Ballpark), 5.00%, 10/15/27	AA-	2,000,000	2,414,400
Ser. A, 5.00%, 9/1/26	Aa3	6,265,000	6,798,841

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A, 5.25%, 5/15/29 (Prerefunded 5/15/20)	AA+	1,245,000	1,348,883

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B
FCS, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 8/1/41	Aa3	3,475,000	4,136,015
5.00%, 8/1/37	Aa3	3,000,000	3,583,410

San Diego, Unified School Dist. G.O. Bonds (Election 2012), Ser. I, 4.00%, 7/1/34	Aa2	5,000,000	5,523,550

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/33	A1	4,000,000	4,614,400
(San Francisco Intl. Arpt.), Ser. 2, 5.00%, 5/1/41	A1	5,000,000	5,795,750

San Francisco City & Cnty., G.O. Bonds, Ser. A
4.00%, 6/15/36	Aa1	5,155,000	5,552,399
4.00%, 6/15/33	Aa1	3,550,000	3,843,337

San Francisco City & Cnty., Rev. Bonds (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,413,350

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 5/1/43	A1	3,280,000	3,718,044

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,265,662

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	5,053,383
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,681,028

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,348,688

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	2,009,228

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB	7,125,000	8,143,804

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5.00%, 8/1/32	AA	3,935,000	3,937,007

San Marcos, Unified School Dist. G.O. Bonds (Election 2010), Ser. B, zero %, 8/1/51	Aa3	6,425,000	1,836,137

San Mateo, Union High School Dist. G.O. Bonds (Election 2010), stepped-coupon zero % (6.700%, 9/1/28) 9/1/41(STP)	Aaa	4,105,000	3,756,937

Santa Clara Valley, Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 6/1/46	Aa1	1,500,000	1,747,725

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5.25%, 9/1/27 (Prerefunded 9/1/21)	A-	3,265,000	3,645,079
5.25%, 9/1/26 (Prerefunded 9/1/21)	A-	1,485,000	1,657,305
5.10%, 9/1/30 (Prerefunded 9/1/21)	A-	480,000	531,370

Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,370,260
5.00%, 8/1/31	AA	2,410,000	2,870,479
5.00%, 8/1/30	AA	2,440,000	2,922,852

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	1,051,901

School Fin. Fac. Auth. 144A Rev. Bonds (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,705,320

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	BBB+	1,000,000	1,099,790
5.00%, 8/15/30	BBB+	1,130,000	1,249,396

South Western Cmnty. College Dist. G.O. Bonds (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,617,680
zero %, 8/1/37	Aa2	3,100,000	1,345,648

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,362,573
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,679,325
Ser. A, 5.00%, 7/1/40	AA-	6,860,000	7,373,951

Southwestern Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	5,000,000	1,680,750

Stockton, Pub. Fin. Auth. Special Tax Bonds, Ser. A, BAM, 4.00%, 9/2/27	AA	570,000	647,150

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40	A	1,250,000	1,506,750
6.25%, 10/1/38	A	2,235,000	2,710,094
6.125%, 10/1/35	A	750,000	910,268

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5.00%, 8/1/38	AA	1,000,000	1,134,520

Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	2,215,000	2,220,693

Sweetwater, G.O. Bonds (Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,727,615

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	5,006,900
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	2,004,580

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,279,046
6.25%, 10/1/33	AA	3,000,000	3,105,000

Tustin Cmnty., Fac. Dist. Special Tax Bonds (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	BBB+	2,100,000	2,419,620

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,255,020

U. of CA Rev. Bonds
Ser. O, FHL Banks Coll., U.S. Govt. Coll., 5.25%, 5/15/39 (Prerefunded 5/15/19)	AAA/P	1,620,000	1,701,842
Ser. M, 5.00%, 5/15/47	Aa3	10,000,000	11,974,300
Ser. AR, 5.00%, 5/15/35	Aa2	2,670,000	3,193,320
Ser. K, 4.00%, 5/15/46	Aa3	3,000,000	3,199,830

Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,181,967

Ventura Cnty., COP (Pub. Fin. Auth. III)
5.75%, 8/15/29 (Prerefunded 8/15/19)	AA+	1,500,000	1,601,670
5.75%, 8/15/28 (Prerefunded 8/15/19)	AA+	1,745,000	1,863,276

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	2,350,000	2,565,072

			1,235,199,400
Delaware (0.8%)

DE State Hlth. Fac. Auth. VRDN (Christiana Care), Ser. A, 1.80%, 10/1/38	VMIG1	10,165,000	10,165,000

			10,165,000
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, U.S. Govt. Coll., 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,687,675

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,108,320

			3,795,995
Massachusetts (0.2%)

MA State VRDN (Construction Loan), Ser. A, 1.65%, 3/1/26	VMIG1	2,000,000	2,000,000

			2,000,000
Mississippi (0.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 1.93%, 12/1/30	VMIG1	6,300,000	6,300,000

			6,300,000
Oklahoma (0.4%)

OK State Tpk. Auth. VRDN, Ser. F, 1.76%, 1/1/28	VMIG1	4,725,000	4,725,000

			4,725,000
Puerto Rico (0.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.625%, 5/15/43	Ba2	3,350,000	3,191,277

			3,191,277
Texas (0.5%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 1.80%, 12/1/24	A-1+	7,030,000	7,030,000

			7,030,000
TOTAL INVESTMENTS

Total investments (cost $1,196,926,760)			$1,272,406,672

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,283,062,171.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

	Local debt	16.3%
	State debt	14.3
	Transportation	13.1
	Utilities	11.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,272,406,672	$—

Totals by level	$—	$1,272,406,672	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018